EARNINGS/(LOSSES) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Ctrip's shareholders	$ 329,221,145	¥ 2,142,011,537	¥ (1,430,703,195)	¥ 2,507,655,884
Eliminate the dilutive effect of interest expense of convertible notes | ¥		52,229,311		185,589,773
Numerator for diluted earnings/(loss) per share | ¥		¥ 2,194,240,848	¥ (1,430,703,195)	¥ 2,693,245,657
Denominator:
Denominator for basic earnings/(loss) per ordinary share - weighted average ordinary shares outstanding	66,300,808	66,300,808	59,166,582	37,797,698
Dilutive effect of share options	2,978,969	2,978,969		2,962,481
Dilutive effect of convertible notes	2,345,083	2,345,083		6,102,417
Dilutive effect of convertible notes sold warrants	151,033	151,033		512,652
Denominator for diluted earnings/(loss) per ordinary share	71,775,893	71,775,893	59,166,582	47,375,248
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	8,381,174	8,381,174	14,047,548	2,385,984
2017 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			435,248
2018 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	2,002,507	2,002,507	2,551,360
2020 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,608,984	1,608,984	1,608,985
2025 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	935,550	935,550	935,550	486,999
2022 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,860,885	1,860,885	559,282
2019 Priceline Note
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			1,536,338
2020 Priceline Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			599,400
2025 Priceline and Hillhouse Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,825,838	1,825,838	1,825,838	100,046
2022 Priceline Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	47,715	47,715	14,341
Outstanding weighted average stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	99,695	99,695	3,678,030	64,074
Sold Warrants
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			303,176	1,734,865
Ordinary shares
Denominator:
Basic earnings/(loss) (in RMB per share) | (per share)	$ 4.97	¥ 32.31	¥ (24.18)	¥ 66.34
Diluted earnings/(loss) (in RMB per share) | (per share)	4.70	30.57	(24.18)	56.85
ADS
Denominator:
Basic earnings/(loss) (in RMB per share) | (per share)	0.62	4.04	(3.02)	8.29
Diluted earnings/(loss) (in RMB per share) | (per share)	$ 0.59	¥ 3.82	¥ (3.02)	¥ 7.11